CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Accounts receivable, related party	$ 9.5	$ 10.1
Other current assets	0.4	0.4
Total current assets	9.9	10.5
Investment in Kinder Morgan Energy Partners, L.P.	2,722.4	2,673.3
Total Assets	2,732.3	2,683.8
Current liabilities
Accounts payable	2.8	2.8
Accrued other current liabilities	7.0	7.6
Total current liabilities	9.8	10.4
Deferred income taxes	218.3	201.7
Shareholders' Equity
Retained deficit	(1,256.0)	(848.6)
Accumulated other comprehensive loss	(0.1)	(19.5)
Total Shareholders' Equity	2,504.2	2,471.7
Total Liabilities and Shareholders' Equity	2,732.3	2,683.8
Voting Shares
Shareholders' Equity
Common shares	0.1	0.1
Listed Shares
Shareholders' Equity
Common shares	$ 3,760.2	$ 3,339.7